Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2035 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2035 Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Dec. 15, 2022
Fidelity Advisor Managed Retirement 2035 Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Dec. 15, 2022
Annual Return 2023	13.11%